Subsequent Events	12 Months Ended
Aug. 31, 2014
Notes to Financial Statements
Note 8. Subsequent Events

On October 17, 2014, 3,906 Series H Warrants were exercised and 3,906 shares of common stock were issued in exchange for $3,242.

On November 10, 2014, the Company entered into an Amended Bridge Loan Agreement (the “2015 Loan Agreement”) with Kalen Capital Corporation (“Investor”) pursuant to which the Company and Investor amended the 2013 Loan Agreement by amending the 2013 Note to extend the maturity date to December 31, 2015 (the “Amended Note”). According to the terms of the 2015 Loan Agreement, the Investor may elect, in its sole discretion, to convert all or any portion of the outstanding principal amount of the Amended Note, and any or all accrued and unpaid interest thereon into units of the Company’s equity securities (collectively, the “Units”), with each Unit consisting of (a) one share of common stock; and (b) one Series L Stock Purchase Warrant for the purchase of one share of common stock (the “Series L Warrant”). The conversion price for each Unit is the lesser of (i) $1.37; or (ii) 70% of the 20 day average closing price of the Company’s common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Series L Warrant included in the Units issued upon conversion being equal to sixty percent (60%) of the 20 day average closing price of the Company’s common stock prior to conversion. The Series L Warrant will be exercisable for a period of five years from the date of issuance and will be exercisable on a cashless basis.

In order to induce Investor to enter into the 2015 Loan Agreement and extend the maturity date of the 2013 Note, the Company issued a Series J Warrant to purchase 3,110,378 shares of its common stock at an exercise price of $1.12 and a Series K Warrant to purchase 3,110,378 shares of its common stock at an exercise price of $1.20. Each of the Series J Warrant and Series K Warrant is exercisable through November 9, 2019 and contains a provision allowing the Investor to exercise the warrant on a cashless basis as further set forth therein. The number of shares issuable upon the exercise of the Series J Warrant and Series K Warrant is equal to the number of shares underlying the warrants issuable pursuant to the terms of the 2013 Loan Agreement whereby the conversion price for each unit (a unit consists of (a) one share of common stock; (b) one Series J Stock Purchase Warrant for the purchase of one share of common stock; and (c) one Series K Stock Purchase Warrant for the purchase of one share of common stock) is equal to $1.04, 70% of the 20 day average closing price of the Company’s common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Series J Warrant being equal to 107.3% of the unit exercise price and the exercise price of each Series K Warrant being equal to 114.6% of the unit exercise price.